Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
COST [Member]
Schedule of Intangible Assets [Line Items]
Beginning Balance	$ 127,462
Additions for the year	7,073
Disposal for the year	(354)
Translation adjustment	(1,008)
Ending Balance	133,173
AMORTIZATION [Member]
Schedule of Intangible Assets [Line Items]
Beginning Balance	(31,025)
Additions for the year	(26,039)
Disposal for the year	177
Translation adjustment	357
Ending Balance	(56,530)
CARRYING AMOUNTS [Member]
Schedule of Intangible Assets [Line Items]
Beginning Balance	96,437
Ending Balance	$ 76,643